STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Additional Paid-in Capital	Accumulated Deficit	Class A Common stock IPO	Class A Common stock	Class B Common stock	IPO	Total
Balance at the beginning at May. 28, 2020	$ 0	$ 0		$ 0	$ 0		$ 0
Balance at the beginning (in shares) at May. 28, 2020				0	0
Issuance of Class B common stock to initial stockholders	24,137				$ 863		25,000
Issuance of Class B common stock to initial stockholders (in shares)					8,625,000
Sale of 33,421,570 Units, net of underwriting discounts and offering expenses and allocation of Public Warrant fair value	303,379,987			$ 3,342			303,383,329
Sale of 33,421,570 Units, net of underwriting discounts and offering expenses and allocation of Public Warrant fair value (in shares)			33,421,570	33,421,570		33,421,570
Cash proceeds received in excess of fair value of Private Placement Warrants	2,328,000						2,328,000
Forfeiture of Founder Shares	27				$ (27)
Forfeiture of Founder Shares (in shares)					(269,607)
Class A common stock subject to possible redemption	(282,832,972)			$ (2,828)			(282,835,800)
Class A common stock subject to possible redemption (in shares)				(28,283,580)
Net income		(178,900,526)		$ 0	$ (17,900,526)		(17,900,526)
Balance at the ending at Dec. 31, 2020	22,899,179	(17,900,526)		$ 514	$ 836		5,000,003
Balance at the ending (in shares) at Dec. 31, 2020				5,137,990	8,355,392
Sale of 33,421,570 Units, net of underwriting discounts and offering expenses and allocation of Public Warrant fair value (in shares)						33,421,570
Class A common stock subject to possible redemption	$ (22,899,179)	(28,480,207)		$ (514)			(51,379,900)
Class A common stock subject to possible redemption (in shares)				(5,137,990)
Net income		7,282,560			$ 7,282,560		7,282,560
Balance at the ending at Mar. 31, 2021		$ (39,098,173)			$ 836		$ (39,097,337)
Balance at the ending (in shares) at Mar. 31, 2021					8,355,392